Income tax	12 Months Ended
Sep. 30, 2020
Income tax
Income tax

Note 7. Income tax

Accounting policy

The tax expense for the year comprises current and deferred tax. Tax is recognised in the income statement, except to the extent that it relates to items recognised directly in OCI, in which case it is recognised in the statement of comprehensive income.

Current tax is the tax payable for the year using enacted or substantively enacted tax rates and laws for each jurisdiction. Current tax also includes adjustments to tax payable for previous years.
Deferred tax accounts for temporary differences between the carrying amounts of assets and liabilities in the financial statements and their values for taxation purposes.
Deferred tax is determined using the enacted or substantively enacted tax rates and laws for each jurisdiction which are expected to apply when the assets will be realised or the liabilities settled.

Deferred tax assets and liabilities have been offset where they relate to the same taxation authority, the same taxable entity or group, and where there is a legal right and intention to settle on a net basis.

Deferred tax assets are recognised to the extent that it is probable that future taxable profits will be available to utilise the assets.
Deferred tax is not recognised for the following temporary differences:
• the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither the accounting nor taxable profit or loss;
• the initial recognition of goodwill in a business combination; and
• retained earnings in subsidiaries which the Parent Entity does not intend to distribute for the foreseeable future.

The Parent Entity is the head entity of a tax consolidated group with its wholly owned, Australian subsidiaries. All entities in the tax consolidated group have entered into a tax sharing agreement which, in the opinion of the Directors, limits the joint and several liabilities in the case of a default by the Parent Entity.

Current and deferred tax are recognised using a ‘group allocation basis’. As head entity, the Parent Entity recognises all current tax balances and deferred tax assets arising from unused tax losses and relevant tax credits for the tax-consolidated group. The Parent Entity fully compensates/is compensated by the other members for these balances.

Critical accounting assumptions and estimates

The Group operates in multiple tax jurisdictions and significant judgement is required in determining the worldwide current tax liability. There are many transactions with uncertain tax outcomes and provisions are determined based on the expected outcomes.

Income tax expense

The income tax expense for the year reconciles to the profit before income tax as follows:

	Consolidated			Parent Entity
$m	2020	2019	2018	2020	2019
Profit before income tax	4,266	9,749	11,731	4,453	9,398
Tax at the Australian company tax rate of 30%	1,280	2,925	3,519	1,336	2,819
The effect of amounts which are not deductible/(assessable) in calculating taxable income
Hybrid capital distributions	56	72	69	56	72
Life insurance:
Tax adjustment on policyholder earnings	(17)	8	24	—	—
Adjustment for life business tax rates	1	(1)	(1)	—	—
Dividend adjustments	—	(1)	(1)	(228)	(664)
Other non-assessable items	(3)	(14)	(5)	(3)	(2)
Other non-deductible items	585	12	64	468	9
Adjustment for overseas tax rates	16	(32)	(28)	32	(5)
Income tax (over)/under provided in prior years	1	(10)	9	1	3
Other items	55	—	(18)	133	45
Total income tax expense	1,974	2,959	3,632	1,795	2,277
Income tax analysis
Income tax expense comprises:
Current income tax	2,954	3,370	3,704	2,417	2,711
Movement in deferred tax	(981)	(401)	(81)	(623)	(437)
Income tax (over)/under provision in prior years	1	(10)	9	1	3
Total income tax expense	1,974	2,959	3,632	1,795	2,277
Total Australia	1,697	2,526	3,178	1,753	2,215
Total Overseas	277	433	454	42	62
Total income tax expense[1]	1,974	2,959	3,632	1,795	2,277

1.	As the Bank Levy is not a levy on income, it is not included in income tax. It is included in Note 3.

The effective tax rate was 46.27% in 2020 (2019: 30.35%, 2018: 30.96%).

Deferred tax assets

The balance comprises temporary differences attributable to:

	Consolidated		Parent Entity
$m	2020	2019	2020	2019
Amounts recognised in the income statements and opening retained profits due to adoption of new accounting standards
Provisions for ECL on loans and credit commitments[1,2]	1,788	1,158	1,507	1,003
Provision for long service leave, annual leave and other employee benefits	335	309	308	286
Financial instruments[1]	—	5	—	2
Property and equipment	223	195	198	173
Other provisions[2]	606	531	570	511
Lease liabilities[3]	899	—	825	—
All other liabilities[3]	419	366	304	358
Total amounts recognised in the income statements and opening retained profits due to adoption of new accounting standards	4,270	2,564	3,712	2,333
Amounts recognised directly in OCI
Investment securities	—	10	—	11
Cash flow hedges	25	52	—	28
Defined benefit	155	105	149	101
Total amounts recognised directly in OCI	180	167	149	140
Gross deferred tax assets	4,450	2,731	3,861	2,473
Set-off of deferred tax assets and deferred tax liabilities	(1,386)	(683)	(1,364)	(548)
Net deferred tax assets	3,064	2,048	2,497	1,925
Movements
Balance as at beginning of year	2,048	1,180	1,925	1,102
Impact on adoption of new accounting standards[1,3]	948	300	872	258
Restated opening balance	2,996	1,480	2,797	1,360
Recognised in the income statements	758	472	507	476
Recognised in OCI	13	117	9	109
Set-off of deferred tax assets and deferred tax liabilities	(703)	(21)	(816)	(20)
Balance as at end of year	3,064	2,048	2,497	1,925

1.

Included in 2019, is the impact on adoption of AASB 9, which increased deferred tax assets by $300 million for the Group and $258 million for the Parent Entity, recognised as an opening adjustment in retained profits. The details are as follows:

•	Provision for ECL - $297 million for the Group and $258 million for the Parent Entity; and
•	Financial instruments - $3 million for the Group and nil for the Parent Entity.
2.

2019 Other provisions were restated from $590 million to $531 million for the Group, and from $561 million to $511 million for the Parent Entity, to reclassify provision for ECL on credit commitments to provisions for ECL on loans and credit commitments.

3.

The adoption of AASB 16 on 1 October 2019 resulted in an increase in deferred tax assets of $948 million for the Group and $872 million for the Parent Entity. A corresponding increase was also recognised in deferred tax liabilities (refer to the following table), which resulted in a net nil impact on retained profits.

Deferred tax liabilities

The balance comprises temporary differences attributable to:

	Consolidated		Parent Entity
$m	2020	2019	2020	2019
Amounts recognised in the income statements and opening retained profits due to adoption of new accounting standards
Finance lease transactions	253	230	232	206
Property and equipment[1]	933	128	864	129
Life insurance assets	43	57	—	—
All other assets	223	312	208	213
Total amounts recognised in the income statements and opening retained profits due to adoption of new accounting standards	1,452	727	1,304	548
Amounts recognised directly in OCI
Investment securities	51	—	51	—
Cash flow hedges	9	—	9	—
Total amounts recognised directly in OCI	60	—	60	—
Gross deferred tax liabilities	1,512	727	1,364	548
Set-off of deferred tax assets and deferred tax liabilities	(1,386)	(683)	(1,364)	(548)
Net deferred tax liabilities	126	44	—	—
Movements
Balance as at beginning of year	44	18	—	3
Impact on adoption of new accounting standards[1]	948	—	872	—
Restated opening balance	992	18	872	3
Recognised in the income statements	(223)	71	(116)	39
Recognised in OCI	60	(24)	60	(22)
Set-off of deferred tax assets and deferred tax liabilities	(703)	(21)	(816)	(20)
Balance as at end of year	126	44	—	—

1.

The adoption of AASB 16 on 1 October 2019 resulted in an increase in deferred tax liabilities of $948 million for the Group and $872 million for the Parent Entity, which was recognised as an opening adjustment in retained profits. A corresponding increase was also recognised in deferred tax assets (refer to the previous table), which resulted in a net nil impact on retained profits.

Unrecognised deferred tax balances

The following potential deferred tax balances have not been recognised. The values shown are the gross balances and not tax effected. The tax effected balances would be approximately 30% of the values shown.

	Consolidated		Parent Entity
$m	2020	2019	2020	2019
Unrecognised deferred tax asset
Tax losses on revenue account	335	291	264	237
Unrecognised deferred tax liability
Gross retained earnings of subsidiaries which the Parent Entity does not intend to
distribute in the foreseeable future	55	51	—	—